Stockholders' equity - Additional Information (Detail) R$ / shares in Units, R$ in Millions			12 Months Ended
	Oct. 14, 2021 $ / shares	Oct. 14, 2021 BRL (R$)	Dec. 31, 2021 R$ / shares shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Total share capital			9,804,135,348	9,804,135,348	9,804,135,348
Number of common stock			4,958,290,359
Number of preferred stock			4,845,844,989
Annual minimum priority dividend | R$ / shares			R$ 0.015
Monthly dividend per share | $ / shares	$ 0.015
Payment of interest on supplementary capital per share | $ / shares	$ 0.224868
Interest on capital to be distributed net of taxes | R$		R$ 2,199		R$ 439
Bottom of range [member]
Disclosure of classes of share capital [line items]
Annual mandatory dividend rate			25.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Total share capital			4,845,844,989	4,845,844,989	4,845,844,989
Annual minimum priority dividend | R$ / shares			R$ 0.022